Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations
NOTE 2	Discontinued Operations

The Company sold certain assets and liabilities of TPOS on September 30, 2010. The sale of certain assets and liabilities of TPOS was the result of management’s decision during the third quarter of 2010 to divest non-strategic businesses and focus resources on core products and services. The Company had a pre-tax goodwill impairment of $2.2 million (approximately $1.5 million after-tax) related to TPOS, which was included in discontinued operations as part of the sale. This transaction resulted in the assumed lease of its Sacramento, California, facility and the closure of its Columbus, Georgia-based distribution center.

TSYS will continue to use the buyer in a referral arrangement for customers who approach TSYS Acquiring Solutions for terminal services, and will also subcontract existing relationships to the buyer for a period no longer than two years. However, TSYS will not have significant continuing involvement after the sale to the buyer.

TPOS was neither a significant component of the Merchant Services segment, nor TSYS’ consolidated results.

The Company sold TDM on August 31, 2009. The sale of the TDM business was the result of management’s decision to divest non-strategic businesses and focus resources on core products and services. TDM was part of the North America Services segment.

In accordance with the provisions of ASC 205, the Company determined the TPOS business became a discontinued operation in the third quarter of 2010 and the TDM business became a discontinued operation in the first quarter of 2009.

The following table presents the summarized results of discontinued operations for the years ended December 31, 2010 and 2009:

(in thousands)	2010	2009
Total revenues	$7,430	181,060

Operating loss	$(1,840)	(4,890)

Income taxes	$(621)	(1,626)

Loss from discontinued operations, net of tax	$(1,243)	(3,219)

Loss on disposition, net of tax	$(2,002)	(3,325)

The Consolidated Statements of Cash Flows include TPOS and TDM through the respective dates of disposition.